Costs and expenses by nature: (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses by nature [abstract]
Termination benefits (Note 18.17)		$ 1,984	$ 1,237	$ 1,133
Short term benefits		772,129	531,246	499,035
Employees' statutory profit sharing		6,359	6,126	5,085
Electric power		234,879	108,910	92,737
Maintenance and conservation		401,479	229,904	214,439
Professional fees		217,930	103,918	70,064
Insurance and bonds		86,838	30,157	31,919
Surveillance services		207,303	144,462	125,176
Cleaning services		142,531	90,285	77,274
Technical assistance (Note 15.4)		346,487	288,111	239,175
Right of use of assets under concession (DUAC)	[1]	468,695	344,939	291,505
Amortization and depreciation of intangible asset, furniture and equipment		1,166,114	529,660	468,996
Goodwill impairment (Note 8.1)		4,719,096
Consumption of commercial items		252,602	180,636	139,603
Construction services (Note 3.1.3)		1,898,550	2,116,954	2,580,707
Financial assets impairment		45,687
Other		144,322	114,347	84,852
Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses		$ 11,112,985	$ 4,820,892	$ 4,921,700

[1]	(1) As of December 31, 2017, DUAC by Ps.406,733 correspond to the consideration for the concessions in Mexico, which is equivalent to 5% of the gross revenues of each of the concessions, Ps.56,005 correspond to the consideration for the Airplan concession at 19% of gross revenues for the period from October 19 to December 31, 2017 and Ps.5,957 to the consideration for the Aerostar concession at 5% of the airport's gross receipts for the period from June 1, to December 31, 2017.